Employee Benefits Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of employee benefits [text block] [Abstract]
Schedule of employee benefits expenses [text block]
	2019	2018	2017
	S/(000)	S/(000)	S/(000)

Wages and salaries	128,809	107,128	95,684
Legal bonuses	16,837	15,156	14,133
Vacations	15,461	14,305	12,572
Workers‘ profit sharing, note 14	15,169	15,712	21,554
Social contributions	25,468	21,523	20,626
Long-term compensation, note 14	6,523	9,495	11,401
Cessation payments	2,044	3,524	9,201
Training	860	2,344	2,557
Others	1,191	1,370	1,214

	212,362	190,557	188,942

Schedule of allocation of employee benefits expenses [text block]
	2019	2018	2017
	S/(000)	S/(000)	S/(000)

Cost of sales, note 19	101,185	84,190	76,523
Administrative expenses, note 20	84,359	84,660	94,437
Selling and distribution expenses, note 21	26,818	21,707	17,982

	212,362	190,557	188,942